Other Assets (Schedule Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Assets [Abstract]
Property, Plant and Equipment, Gross	$ 693	$ 1,152
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(411)	(787)
Property, Plant and Equipment, Net	282	365
Restricted cash collections for securitization trusts	2,983	1,596
Nontrading Derivative Assets	2,298	5,687
Cash and securities collateral placed with counterparties	1,290	1,448
Deferred Tax Assets, State Taxes	1,190	238
Restricted cash and cash equivalents	889	1,381
Other accounts receivable	525	1,110
Cash reserve deposits held for securitization trusts	442	838
Unamortized Debt Issuance Expense	425	612
Nonmarketable equity securities	303	419
Retained Interest, Fair Value Disclosure	154	231
Accrued Investment Income Receivable	147	232
Real Estate Investments, Other	98	385
Servicer advances	92	2,142
Prepaid Expense and Other Assets	60	568
Goodwill	27	518	525	526
Other Assets, Miscellaneous	703	971
Other Assets	$ 11,908	$ 18,741